111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                January 26, 2016



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 1609 (the "Fund")
                                  (CIK# 1655575)
                   --------------------------------------------

Ladies and Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), depositor and principal underwriter of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Securities Act") of units representing the ownership of interests in the Trusts (as defined below).

     The Fund consists of three unit investment trusts, Rothschild Smart Beta ERC Strategy, Eurozone Series 2016-1Q, Rothschild Smart Beta ERC Strategy, Japan Series 2016-1Q and Rothschild Smart Beta ERC Strategy, U.S. Series 2016-1Q (each, a "Trust" and collectively, the "Trusts"), each of which will invest in a portfolio of equity securities. While we believe that the Trusts are able to rely on Rule 487 under the Securities Act of 1933 so that the Registration Statement would become effective without review by the staff of the Securities and Exchange Commission (the "Commission"), the staff has requested that registration statements for the first series of unit investment trusts presenting hypothetical strategy performance information be submitted for review. Were it not for this request, it is our opinion that the Registration Statement will not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. Accordingly, we request limited review of the Registration Statement to the extent necessary to satisfy the request of the staff of the Commission.

     This Registration Statement presents past hypothetical performance information for the non-discretionary Trust strategies under "Understanding Your Investment--Hypothetical Performance Information" and related disclosures under "Investment Summary--Principal Risks" and "Understanding Your Investment-- Investment Risks--Strategy Correlation Risk". This presentation of past hypothetical performance information and the related disclosures are substantially similar to the presentation and related disclosures in similar unit investment trusts for which the Sponsor acted as depositor and principal underwriter that were previously reviewed and declared effective by the Commission.

     We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on March 11, 2016, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act

File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.




                                Very truly yours,

                                /s/ CHAPMAN AND CUTLER LLP
                                --------------------------
                                    CHAPMAN AND CUTLER LLP